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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 -------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Peter Neumeier            Carmel, California     11/12/10
   ----------------------------      ------------------   -------------
           [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 36
                                        --------------------

Form 13F Information Table Value Total: $202563
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Poma Investment Counsel LLC
    ------       -----------------         ------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COL. 6     COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                      VALUE    SHARES/   SH/   PUT/     INVSTMT     OTHER    ----------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL     DSCRETN    MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Acacia Research                 COM        003881307     9604    545700                    545700            241550   304150
Allied Nevada Gold Corp.        COM        019344100     3169    119600                    119600             73000    46600
Bank Of The Ozarks              COM        063904106     8979    242100                    242100            106850   135250
Bio-Rad Laboratories            CLA        090572207     3385     37400                     37400             15025    22375
Bottomline Technologies,
 Inc.                           COM        101388106     2164    140900                    140900             56900    84000
Dresser-Rand Group Inc.         COM        261608103     5130    139075                    139075             70600    68475
DST Systems Inc.                COM        233326107     4170     93000                     93000             39200    53800
EBIX, Inc.                      COM        278715206     6041    257600                    257600            113600   144000
Emergent Biosolutions,
 Inc.                           COM        29089Q105     4886    283100                    283100            121500   161600
FTI Consulting                  COM        302941109     3555    102475                    102475             42150    60325
Fuel Systems Solutions          COM        35952W103     1478     37800                     37800             16550    21250
Haemonetics Corporation         COM        405024100     3485     59550                     59550             23300    36250
Hanover Insurance Group         COM        410867105     2833     60270                     60270             25950    34320
Herbalife Ltd.                  COM        020884924     9734    161300                    161300             71200    90100
Jack Henry & Associates
 Inc.                           COM        426281101     8487    332825                    332825            151775   181050
Lennox International Inc.       COM        526107107     5645    135400                    135400             57900    77500
Maximus Inc.                    COM        577933104     7448    120950                    120950             46900    74050
Micros Systems Inc.             COM        594901100     7969    188250                    188250             76900   111350
Oceaneering International       COM        675232102     2047     38000                     38000             16100    21900
Oriental Financial Group        COM        68618W100     8903    669374                    669374            301874   367500
Patterson Companies Inc.        COM        703395013     7923    276550                    276550            114275   162275
Plantronics, Inc.               COM        727493108     3728    110375                    110375             47500    62875
Platinum Underwriters           COM        G7127P100     3605     82825                     82825             30775    52050
Questcor Pharmaceuticals        COM        74835Y101     3534    356300                    356300            158900   197400
Sirona Dental Systems
 Inc.                           COM        82966C103     3678    102050                    102050             41100    60950
Skechers USA, Inc.-CLA          CLA        830566105     3588    152750                    152750             62100    90650
Snap-On Incorporated            COM        833034101     4743    101975                    101975             37100    64875

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COL. 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                      VALUE    SHARES/   SH/   PUT/     INVSTMT     OTHER    ----------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL     DSCRETN    MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
SPDR Gold Trust                 ETF        863307104     7169     56050                     56050              2275    53775
Stantec Inc.                    COM        85472N109     4214    159575                    159575             71800    87775
Steven Madden, Ltd.             COM        556269108    10878    264927                    264927            116702   148225
Stillwater Mining Co.           COM        86074Q102     8215    487800                    487800            207550   280250
Tupperware Brands Corp.         COM        899896104     9191    200850                    200850             90350   110500
Ultratech Inc.                  COM        904034105     3873    226500                    226500            120500   106000
Veeco Instruments Inc.          COM        922417100     4578    131275                    131275             52400    78875
Wabtec Corporation              COM        929740108     4858    101650                    101650             41750    59900
Warnaco Group Inc.              COM        934390402     9676    189250                    189250             78700   110550